Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Statement of Financial Position [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 241,524	$ 230,681	$ 175,159
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000